Bank borrowings	12 Months Ended
Dec. 31, 2018
ZHEJIANG TIANLAN
Bank borrowings
	2018	2017
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	40,000	28,000
Bank loan borrowed by a subsidiary of the Company (note ii)	5,000	5,000
	45,000	33,000

(i)	The bank loan is denominated in Renminbi and is repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2018 bears interest at fixed rates ranged from 5.0025% to 6.74% (2017: 4.87% and 5.22%) per annum. Interest paid during the year ended December 31, 2018 was approximately RMB2,089,000 (2017: RMB1,720,000 and 2016: RMB1,221,000).

(ii)	The bank loan is denominated in Renminbi and is repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2018 bears interest at fixed rates 5.66% (2017: 5.39%) per annum and is secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2018 was approximately RMB278,000 (2017: RMB272,000 and 2016: RMB154,000).